Financial instruments - Fair value heirarchy (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement [line items]
Non-current derivative financial instruments - assets	$ 1,032	$ 1,603
Current financial investments	7,041	8,448
Current derivative financial instruments - assets	318	159
Non-current derivative financial instruments - liabilities	(1,207)	(900)
Current derivative financial instruments liabilities	(352)	(403)
Fair value [member]
Disclosure of fair value measurement [line items]
Non-current financial investments	2,365	2,794
Non-current derivative financial instruments - assets	1,032	1,603
Current financial investments	896	4,363
Current derivative financial instruments - assets	318	159
Cash equivalents	2,255	1,473
Non-current derivative financial instruments - liabilities	(1,207)	(900)
Current derivative financial instruments liabilities	(352)	(403)
Net fair value	5,307	9,090
Level 1 [member]
Disclosure of fair value measurement [line items]
Non-current financial investments	1,088	1,126
Non-current derivative financial instruments - assets	0	0
Current financial investments	365	355
Current derivative financial instruments - assets	0	0
Cash equivalents	0	0
Non-current derivative financial instruments - liabilities	0	0
Current derivative financial instruments liabilities	0	0
Net fair value	1,453	1,481
Level 2 [member]
Disclosure of fair value measurement [line items]
Non-current financial investments	1,027	1,271
Non-current derivative financial instruments - assets	806	1,320
Current financial investments	531	4,008
Current derivative financial instruments - assets	274	122
Cash equivalents	2,255	1,473
Non-current derivative financial instruments - liabilities	(1,172)	(900)
Current derivative financial instruments liabilities	(351)	(399)
Net fair value	3,370	6,896
Level 3 [member]
Disclosure of fair value measurement [line items]
Non-current financial investments	250	397
Non-current derivative financial instruments - assets	227	283
Current financial investments	0	0
Current derivative financial instruments - assets	44	37
Cash equivalents	0	0
Non-current derivative financial instruments - liabilities	(35)	0
Current derivative financial instruments liabilities	(1)	(4)
Net fair value	$ 485	$ 713